INCOME TAX - Reconciliation of Effective Tax Rate (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed tax benefit at statutory rate			$ (4,389)	$ (4,615)	$ (12,683)
Increase (decrease) in tax expense resulting from:
Tax depletion in excess of basis			(6,187)	(4,782)	(3,820)
Non-deductible interest expense and convertible debt valuation			0	0	3,717
Noncontrolling interest			1,167	2,188	1,283
State income taxes, net			(2,506)	(3,427)	(4,548)
Change in valuation allowance for net deferred tax assets			15	8,571	2,923
Indian Coal Tax Credits			92	83	(122)
Federal and state NOL expiration			0	153	11,226
Income Tax Reconciliation Change in State Effective Tax Rate			6,202	2,049	1,310
Other, net			824	(130)	288
Income tax benefit	$ (110)	$ 28	$ (4,782)	$ 90	$ (426)